POST-EMPLOYMENT BENEFITS - Benefit Plan Costs (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 74	$ 86
Past service cost	13	0
Net interest income	(10)	(8)
Net pension expense	77	78
Administrative expense	3	3
Total pension cost recognized in net income	80	81
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net interest income	(117)	(110)
Administrative expense	3	3
Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	74	86
Past service cost	13	0
Net interest income	$ 107	$ 102